Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jul. 21, 2019	Sep. 30, 2018	Jul. 01, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 25, 2016	Jul. 24, 2016	Jan. 14, 2016	Sep. 30, 2015	Jun. 25, 2015	Mar. 31, 2015
C000157745
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,429	$ 11,481	$ 10,611	$ 10,274	$ 11,098	$ 10,849	$ 10,570		$ 10,011		$ 10,019	$ 9,991		$ 10,000
C000030481
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,257	11,315	10,484	10,177	11,020	10,801	10,549		10,016		10,050	10,047				$ 9,731		$ 10,000
C000030483
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,760	10,865	10,143	9,920	10,816	10,688	10,517		10,055		10,171	10,246				9,997		10,000
C000084881
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 11,823	11,888	10,995	10,652	11,510	11,261	10,977		10,405		10,419	10,395				10,047		10,000
C000083494
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,010	14,921	11,287	11,205	14,213	11,266	11,316		11,484		10,915	9,571				9,307		10,000
C000083495
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,294	15,204	11,478	11,367	14,393	11,392	11,421		11,563		10,973	9,600				9,308		10,000
C000083498
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,938	13,207	11,161	10,978	13,084	11,723	11,319		10,910		10,703	10,137				9,579		10,000
C000083499
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,130	13,391	11,310	11,104	13,205	11,828	11,399		10,964		10,748	10,156				9,588		10,000
C000083496
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,936	14,804	11,218	11,164	14,159	11,279	11,246		11,392		10,872	9,537				9,316		10,000
C000083497
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,200	15,078	11,402	11,329	14,337	11,398	11,335		11,463		10,924	9,561				9,318		10,000
C000083500
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,108	13,399	11,497	11,207	12,875	11,484	11,157		10,959		10,759	10,128				9,721		10,000
C000083501
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,314	13,600	11,646	11,343	13,005	11,575	11,234		11,021		10,804	10,156				9,730		10,000
C000157746
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,059	12,087	11,168	10,859	11,785	11,457	11,112		10,461		10,512	10,475				10,134	$ 10,000
C000030490
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,305	11,346	10,511	10,246	11,146	10,863	10,570		9,972		10,045	10,035				9,729		10,000
C000030492
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,803	10,892	10,167	9,978	10,945	10,748	10,530		10,009		10,165	10,231				9,994		10,000
C000202546
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,529	11,555	10,674	10,377	11,258	10,943	10,617		9,988	$ 10,000
C000084883
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 11,906	11,946	11,046	10,745	11,666	11,350	11,020		10,376		10,423	10,384				10,043		10,000
C000164576
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,786	19,124	15,552	13,812	19,300	15,372	14,457		14,552		15,882	13,188			$ 10,000
C000030493
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Class
Account Value	$ 13,637	13,902	11,328	10,084	14,124	11,281	10,638		10,736		11,746	9,776				8,282		10,000
C000213292
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,071	10,119	9,038	9,010	10,642	10,708	10,172	$ 10,000
C000213293
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 9,935	9,995	8,951	8,947	10,593	10,684	10,168	10,000
C000213294
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,231	10,275	9,169	9,139	10,775	10,817	10,188	10,000
C000030494
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Class
Account Value	$ 11,591	11,641	10,399	10,354	12,218	12,245	11,514		10,496		10,617	10,543				9,916		10,000
C000157747
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,329	11,367	10,542	10,234	11,095	10,725	10,590		9,989		10,040	10,006	$ 10,000
C000030502
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,199	11,251	10,461	10,181	11,073	10,723	10,615		10,037		10,114	10,106				9,746		10,000
C000030504
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,709	10,801	10,119	9,922	10,874	10,610	10,582		10,082		10,236	10,305				10,013		10,000
C000084886
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 11,769	11,828	10,977	10,650	11,562	11,184	11,048		10,420		10,479	10,449				10,057		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,587	11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,133	24,300	19,981	23,638	18,182	15,790		15,146		12,845	10,830				9,382		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,133	24,300	19,981	23,638	18,182	15,790		15,146		12,845	10,830				9,382		10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757		10,626		10,539	10,557				9,909		10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,120	12,094	10,932	10,707	12,175	12,243	11,757		10,626		10,539	10,557				9,909		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,133	24,300	19,981	23,638	18,182	15,790		15,146		12,845	10,830				9,382		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,133	24,300	19,981	23,638	18,182	15,790		15,146		12,845	10,830				9,382		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,481	12,663	11,473	11,175	12,627	12,304	11,820		10,889		10,852	10,757				10,189	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,441	11,608	10,517	10,244	11,576	11,279	10,836		9,982	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 19,359	20,445	16,220	14,521	20,200	17,089	15,460		15,778		15,907	12,989			$ 10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,389	15,197	12,056	10,793	15,014	12,702	11,491		11,727		11,823	9,655				8,267		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,351	10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,351	10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,351	10,389	9,312	9,252	10,834	10,932	10,218	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,606	10,403	10,336	12,103	12,213	11,415		10,350		10,477	10,470				9,953		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 11,587	11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Account Value	$ 12,341	12,521	11,344	11,050	12,486	12,166	11,688		10,767		10,730	10,637				10,075		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,455	11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989		$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 21,194	21,596	17,221	14,746	17,812	14,329	13,320		13,021		11,882	10,367				9,216		10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 21,194	21,596	17,221	14,746	17,812	14,329	13,320		13,021		11,882	10,367				9,216		10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 15,245	15,281	13,213	12,322	14,205	12,939	12,110		11,374		10,985	10,443				9,643		10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 15,245	15,281	13,213	12,322	14,205	12,939	12,110		11,374		10,985	10,443				9,643		10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 21,112	21,525	17,140	14,699	17,827	14,354	13,291		12,990		11,880	10,360				9,224		10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 21,112	21,525	17,140	14,699	17,827	14,354	13,291		12,990		11,880	10,360				9,224		10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 15,547	15,581	13,578	12,621	14,245	12,880	11,970		11,403		11,023	10,414				9,748		10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 15,547	15,581	13,578	12,621	14,245	12,880	11,970		11,403		11,023	10,414				9,748		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,034	12,065	11,230	10,979	11,876	11,720	11,258		10,579		10,599	10,494				10,149	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,366	11,395	10,606	10,369	11,216	11,069	10,633		9,992	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,455	11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	11,984	11,154	10,905	11,795	11,641	11,182		10,508		10,527	10,423				10,080		10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,953	$ 11,984	$ 11,154	$ 10,905	$ 11,795	$ 11,641	$ 11,182		$ 10,508		$ 10,527	$ 10,423				$ 10,080		$ 10,000